Allowance for Loan and Lease Losses Change in ALLL (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Held for Investment, Allowance	$ 63,690	$ 82,102	$ 77,765	$ 93,689
Change in Estimate			1,907
Allowance for Loan and Lease Losses, Adjustments, Net	(4,097)		(397)
Provision for loan and lease losses excluding change in estimate adjustment			47,797
Provision for Loan and Lease Losses	12,038	31,999	49,704
Charge-offs	(34,028)	(34,952)	(67,480)
Recoveries	7,675	7,290	2,249
Residential Mortgage [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Held for Investment, Allowance	26,497	33,631	43,454	46,584
Change in Estimate			10,154
Allowance for Loan and Lease Losses, Adjustments, Net	0		(397)
Provision for loan and lease losses excluding change in estimate adjustment			23,731
Provision for Loan and Lease Losses	6,745	8,753
Charge-offs	(15,575)	(19,226)	(36,664)
Recoveries	1,696	650	46
Commercial and Commercial Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Held for Investment, Allowance	29,987	39,863	28,209	33,490
Change in Estimate			(682)
Allowance for Loan and Lease Losses, Adjustments, Net	(4,097)		0
Provision for loan and lease losses excluding change in estimate adjustment			12,819
Provision for Loan and Lease Losses	2,352	14,195
Charge-offs	(12,917)	(8,597)	(19,446)
Recoveries	4,786	6,056	2,028
Lease financing receivables [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Held for Investment, Allowance	4,273	3,181	3,766	2,454
Change in Estimate			(802)
Allowance for Loan and Lease Losses, Adjustments, Net	0		0
Provision for loan and lease losses excluding change in estimate adjustment			7,369
Provision for Loan and Lease Losses	4,139	2,811
Charge-offs	(3,651)	(3,671)	(5,371)
Recoveries	604	275	116
Home equity lines [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Held for Investment, Allowance	2,812	5,265	2,186	10,907
Change in Estimate			(6,323)
Allowance for Loan and Lease Losses, Adjustments, Net	0		0
Provision for loan and lease losses excluding change in estimate adjustment			3,384
Provision for Loan and Lease Losses	(1,150)	6,126
Charge-offs	(1,816)	(3,295)	(5,806)
Recoveries	513	248	24
Consumer and credit card [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Held for Investment, Allowance	121	162	150	254
Change in Estimate			(440)
Allowance for Loan and Lease Losses, Adjustments, Net	0		0
Provision for loan and lease losses excluding change in estimate adjustment			494
Provision for Loan and Lease Losses	(48)	114
Charge-offs	(69)	(163)	(193)
Recoveries	$ 76	$ 61	$ 35